Supplemental Oil and Gas Disclosures - Schedule of Costs Incurred in Oil, Natural Gas and NGL Property Acquisition, Exploration and Development Activities (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Property acquisition costs:
Proved properties	$ 1,108	$ 77,906	$ 68,463
Unproved properties, not subject to amortization	5,778	15,919	39,265
Total property acquisition costs	6,886	93,825	107,728
Exploration costs	82,887	27,807	25,908
Development costs	114,846	195,869	228,257
Total costs incurred	$ 204,619	$ 317,501	$ 361,893